Loans Receivable, Net (Schedule of Accounts, Notes, Loans and Financing Receivable) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 371,385,036	$ 406,260,713
Loans Held For Sale	1,234,158	4,770,760
Total Loans Receivable, Gross	372,619,194	411,031,473
Allowance For Loan Losses	10,241,970	11,318,371
Loans In Process	3,465,072	2,002,595
Deferred Loan Fees	(4,513)	4,687
Loans, Allowances, and Fees	13,702,529	13,325,653
Total Loans Receivable, Net	358,916,665	397,705,820
Residential Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	83,004,482	90,677,625
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	52,205,901	56,595,093
Commercial Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	7,775,098	8,063,901
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 228,399,555	$ 250,924,094